5. STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
5. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at March 31, 2017. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable after four years and expire ten years from the date of grant.

As of March 31, 2017, the Company has issued and outstanding options to purchase a total of 123 shares of common stock pursuant to the Plan, at a weighted average exercise price of $38,309 per share.

The fair value of stock options are estimated using the Black-Scholes option pricing model. No options were issued during the period ended March 31, 2017.

Stock option activity for March 31, 2017 as follows:

	2017
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	125	$37,920.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(2)	$14,000.00
Outstanding at end of the period	123	$38,309.00

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at December 31, 2016 and 2015. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

As of December 31, 2016, the Company has issued and outstanding options to purchase a total of 125 shares of common stock pursuant to the Plan, at a weighted average exercise price of $37,920 per share.

The fair value of stock options granted in the period ended December 31, 2015 were estimated using the Black-Scholes option pricing model. No options were issued during the period ended December 31, 2016.

Stock option activity for December 31, 2016 and 2015 as follows:

	2015
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	87	$36,000
Options granted	52	$9,600
Options exercised	(2)	$38,400
Options expired/forfeited	(5)	$34,400
Outstanding at end of year	132	$36,000
Options available for issue	—

	2016
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	132	$36,000
Options granted	—	$—
Options exercised	—	$—
Options expired/forfeited	(7)	$74,160
Outstanding at end of year	125	$37,920
Options available for issue	—

		Weighted Average
	Shares	Exercise Price
Options Vested as of December 31, 2015	113	$39,200
Options vested in 2016	4	$22,860
Options vested as of December 31, 2016	117	$38,640

		Weighted Average
	Shares	Exercise Price
Options Unvested as of December 31, 2015	19	$39,200
Options vested in 2016	(4)	$22,860
Options expired/forfeited in 2016	(7)	$74,160
Options Unvested as of December 31, 2016	8